Warrants (Details) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) tradingDay $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	14,074,986	1,013,103	980,339	678,232
Warrant liabilities | $	$ 13,789	$ 0
Warrants outstanding, exercise price (in dollars per share)	$ 11.50	$ 0.01	$ 0.01
Minimum days notice before redemption | tradingDay	30
Redemption period, threshold trading days | tradingDay	20
Redemption period, threshold consecutive trading days | tradingDay	30
Redemption, minimum days after exercisable date before redemption	90 days
Warrant Redemption Scenario One
Class of Warrant or Right [Line Items]
Warrants outstanding, exercise price (in dollars per share)	$ 0.01
Common stock, redemption price (in dollars per share)	18.00
Warrant Redemption Scenario Two
Class of Warrant or Right [Line Items]
Common stock, redemption price (in dollars per share)	$ 10.00
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	8,625,000,000
Warrant liabilities | $	$ 28,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	5,450,000,000,000
Warrant liabilities | $	$ 13,800